Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Product Liability Contingency [Line Items]
Liabilities for recalls and other safety measures at beginning of year	$ 4,739	¥ 389,499	¥ 301,422	¥ 139,577
Payments made during year	(1,939)	(159,344)	(263,096)	(89,796)
Provision for recalls and other safety measures	2,895	237,907	356,749	256,981	[1]
Other	8	635	(5,576)	(5,340)
Liabilities for recalls and other safety measures at end of year	$ 5,703	¥ 468,697	¥ 389,499	¥ 301,422

[1]	Toyota has employed an estimation model to accrue of expenses for future recalls and other safety measures at the time of vehicle sale based on the amount estimated from historical experience from the fourth quarter of the fiscal year ended March 31, 2010. This change has resulted in an increase in provision for recalls and other safety measures in this table by ¥105,698 million.